The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

July 1, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ashmore Funds

1933 Act Registration No. 333-169226

1940 Act Registration No. 811-22468

Ladies and Gentlemen:

On behalf of Ashmore Funds (the “Trust”), we are transmitting for filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 58, and for filing under the Investment Company Act of 1940, as amended, Amendment No. 61 to the Registration Statement on Form N-1A (the “Amendment”) of the Trust.

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to register the offering of Class A, Class C and Institutional Class shares of Ashmore Emerging Markets Investment Grade Income Fund, a new series of the Trust. No fees are required in connection with this filing.

Please direct any questions to the undersigned at (312) 630-1377.

Sincerely,

Ashmore Funds

/s/ Michael D. Jiang
Michael D. Jiang
Assistant Secretary of the Trust

Enclosures